COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

The Company entered into a production agreement with its manufacturers whereby the parties have agreed to a specified production volume. Future payments as at September 30, 2023 are $35,408 with the majority expected to be paid within the next 12 months.